As filed with the Securities and Exchange Commission on November 14, 2000

Securities Act File No. 333-48614

Investment Company Act File No. 811-08217

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

[X]  PRE-EFFECTIVE AMENDMENT NO. 2

[   ]  POST-EFFECTIVE AMENDMENT NO.
(CHECK APPROPRIATE BOX OR BOXES)

MUNIHOLDINGS CALIFORNIA INSURED FUND, INC.

(EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)

(609) 282-2800

(AREA CODE AND TELEPHONE NUMBER)

800 SCUDDERS MILL ROAD

PLAINSBORO, NEW JERSEY 08536
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:
NUMBER, STREET, CITY, STATE, ZIP CODE)

TERRY K. GLENN

MUNIHOLDINGS CALIFORNIA INSURED FUND, INC.
800 SCUDDERS MILL ROAD, PLAINSBORO, NEW JERSEY 08536
MAILING ADDRESS: P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011
(NAME AND ADDRESS OF AGENT FOR SERVICE)

Copies To:

FRANK P. BRUNO, ESQ. BROWN & WOOD LLP ONE WORLD TRADE CENTER NEW YORK, NY 10048-0557	MICHAEL J. HENNEWINKEL, ESQ. FUND ASSET MANAGEMENT 800 SCUDDERS MILL ROAD PLAINSBORO, NJ 08536

      APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

		Proposed Maximum	Proposed Maximum	Amount of
	Amount Being	Offering Price	Aggregate Offering	Registration
Title of Securities Being Registered	Registered(1)	Per Unit(1)	Price(1)	Fee(3)

Common Stock ($.10 par value)	6,587,035	$13.92	$91,691,527	$24,207

Auction Market Preferred Stock, Series B	1,960	$25,000(2)	$49,000,000	$12,936

(1)	Estimated solely for the purpose of calculating the filing fee.
(2)	Represents the liquidation preference of a share of auction market preferred stock after the reorganization.

(3)	Paid by wire transfer to the designated lockbox of the Securities and Exchange Commission in Pittsburgh, Pennsylvania. $37,143 was previously transmitted in connection with this filing.

     The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

This amendment consists of the following:

(1)  Facing Sheet of the Registration Statement.

(2)  Part C to the Registration Statement (including signature page).

Parts A and B are incorporated by reference from Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-48614) filed on November 13, 2000.

      This amendment is being filed solely to file Exhibit No. 11 to this Registration Statement, the opinion and consent of Brown & Wood LLP, counsel to the Registrant.

PART C

OTHER INFORMATION

Item 15.  Indemnification.

      Section 2-418 of the General Corporation Law of the State of Maryland, Article VI of the Registrant’s Amended and Restated Articles of Incorporation, a form of which was previously filed as an exhibit to the Common Stock Registration Statement (defined below); Article VI of the Registrant’s By-Laws, which was previously filed as an exhibit to the Common Stock Registration Statement, and the Investment Advisory Agreement, a form of which was previously filed as an exhibit to the Common Stock Registration Statement, provide for indemnification.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be provided to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with any successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

      Reference is made to (i) Section 6 of the Purchase Agreement relating to the Registrant’s Common Stock, a form of which was filed as an exhibit to the Common Stock Registration Statement, and (ii) Section 7 of the Purchase Agreement relating to the Registrant’s AMPS, a form of which was filed as an exhibit to the AMPS Registration Statement (defined below), for provisions relating to the indemnification of the underwriter.

Item 16.  Exhibits.

1	(a)	—	Articles of Incorporation of the Registrant, dated December 4, 1997.(a)
	(b)	—	Articles of Amendment relating to name change.(a)
	(c)	—	Articles of Amendment relating to name change.(b)
	(d)	—	Form of Articles Supplementary creating the Series A AMPS and the Series B AMPS.(c)
	(e)	—	Form of Articles Supplementary creating the Series C AMPS, the Series D AMPS and the Series E AMPS.(e)
	(f)	—	Articles of Amendment to the Articles Supplementary creating the Series A AMPS and the Series B AMPS.(g)
2		—	By-Laws of the Registrant.(a)
3		—	Not Applicable.
4		—	Form of Agreement and Plan of Reorganization between the Registrant and MuniHoldings California Insured Fund V, Inc.(included in Exhibit II to the Joint Proxy Statement and Prospectus contained in this Registration Statement)
5	(a)	—	Copies of instruments defining the rights of stockholders, including the relevant portions of the Articles of Incorporation and the By-Laws of the Registrant.(d)
	(b)	—	Form of specimen certificate for the Common Stock of the Registrant.(a)

	(c)	—	Form of specimen certificate for the AMPS of the Registrant.(c)
6		—	Form of Investment Advisory Agreement between Registrant and Fund Asset Management, L.P.(a)
7	(a)	—	Form of Purchase Agreement for the Common Stock.(a)
	(b)	—	Form of Purchase Agreement for the AMPS.(c)
	(c)	—	Form of Merrill Lynch Standard Dealer Agreement.(a)
8		—	Not applicable.
9		—	Custodian Contract between the Registrant and The Bank of New York.(a)
10		—	Not applicable.
11		—	Opinion of Brown & Wood LLP, counsel for the Registrant.
12		—	Private Letter Ruling from the Internal Revenue Service.*
13	(a)	—	Form of Registrar, Transfer Agency and Service Agreement between the Registrant and The Bank of New York.(a)
	(b)	—	Form of Auction Agent Agreement between the Registrant and The Bank of New York (formerly IBJ Whitehall Bank & Trust Company).(c)
	(c)	—	Form of Broker-Dealer Agreement.(c)
	(d)	—	Form of Letter of Representations.(c)
14	(a)	—	Consent of Deloitte & Touche LLP, independent auditors for the Registrant.
	(b)	—	Consent of Deloitte & Touche LLP, independent auditors for MuniHoldings California Insured Fund V, Inc.
15		—	Not applicable.
16		—	Power of Attorney.(f)

*	To be filed by post-effective amendment.

(a)	Incorporated by reference to the Registrant’s Registration Statement on Form N-2 relating to the Registrant’s Common Stock (File No. 333-43147) (the “Common Stock Registration Statement”), filed on December 23, 1997.

(b)	Incorporated by reference to Pre-Effective Amendment No. 1 to the Common Stock Registration Statement, filed on January 23, 1998.

(c)	Incorporated by reference to the Registrant’s Registration Statement on Form N-2 relating to the Registrant’s Auction Market Preferred Stock (File No. 333-46439) (the “AMPS Registration Statement”), filed on February 17, 1998.

(d)	Reference is made to Article V, Article VI (sections 2, 3, 4, 5 and 6), Article VII, Article VIII, Article X, Article XI, Article XII and Article XIII of the Registrant’s Articles of Incorporation, previously filed as Exhibit (a)(1) to the Common Stock Registration Statement, and to Article II, Article III (sections 1, 2, 3, 5 and 17), Article VI, Article VII, Article XII, Article XIII and Article XIV of the Registrant’s By-Laws previously filed as Exhibit (b) to the Common Stock Registration Statement. Reference is also made to the Forms of Articles Supplementary filed as Exhibit (a)(3) to the AMPS Registration Statement and as Exhibit 1(e) hereto.

(e)	Incorporated by reference to Exhibit 1(e) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-88367) filed on October 4, 1999 (the “1999 N-14”).

(f)	Included on the signature page of the Registrant’s Registration Statement on Form N-14 (File No. 333-48614) filed on October 25, 2000, and incorporated herein by reference.

(g)	Filed on November 13, 2000 as an Exhibit to Pre-Effective Amendment No. 1 to this Registration Statement on Form N-14 (File No. 333-48614) .

Item 17.  Undertakings.

      (1)  The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

      (2)  The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

      (3)  The Registrant undertakes to file, by post-effective amendment, either a copy of the Internal Revenue Service private letter ruling applied for or an opinion of counsel as to certain tax matters within a reasonable time after receipt of such ruling or opinion.

SIGNATURES

      As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the Township of Plainsboro and State of New Jersey, on the 14th day of November, 2000.

MUNIHOLDINGS CALIFORNIA INSURED FUND, INC.
(Registrant)

By:	/s/ DONALD C. BURKE

(Donald C. Burke, Vice President and Treasurer)

      As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

TERRY K. GLENN* (Terry K. Glenn)	President and Director (Principal Executive Officer)

DONALD C. BURKE* (Donald C. Burke)	Vice President and Treasurer (Principal Financial and Accounting Officer)
JAMES A. BODURTHA* (James A. Bodurtha)	Director
HERBERT I. LONDON* (Herbert I. London)	Director
JOSEPH L. MAY* (Joseph L. May)	Director
ANDRÉ F. PEROLD* (André F. Perold)	Director
ROBERTA C. RAMO* (Roberta C. Ramo)	Director
ARTHUR ZEIKEL* (Arthur Zeikel)	Director
*By: /s/ DONALD C. BURKE (Donald C. Burke, Attorney-in-Fact)		November 14, 2000

EXHIBIT INDEX

Description

11		—	Opinion of Brown & Wood LLP, counsel for the Registrant.
14	(a)	—	Consent of Deloitte & Touche LLP, independent auditors to the Registrant.
14	(b)	—	Consent of Deloitte & Touche LLP, independent auditors to MuniHoldings California Insured Fund V, Inc.